Advances for vessels under construction and acquisition of vessels (Table) (Details) - Construction in Progress [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Balance, period start	$ 59,900
- Additions	96,671
- Capitalized interest	1,018
- Transfers to Vessel cost	(157,589)
Balance, period end	$ 0